EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2011
EARNINGS PER SHARE
EARNINGS PER SHARE

NOTE 12       EARNINGS PER SHARE

Basic earnings per share (“EPS”) is computed by dividing net income available to common stockholders by the weighted-average number of common shares outstanding.  Diluted EPS is computed after adjusting the numerator and denominator of the basic EPS computation for the effects of all potentially dilutive common shares.  The dilutive effect of the Warrants are computed using the “if-converted” method and the dilutive effect of options and their equivalents (including fixed awards and nonvested stock issued under stock-based compensation plans), is computed using the “treasury” method.

All options were anti-dilutive for all periods presented because of net losses, and, as such, their effect has not been included in the calculation of diluted net loss per share.  In addition, potentially dilutive shares of 40,781,905 related to the Warrants for the year ended December 31, 2010, have been excluded from the denominator in the computation of diluted EPS because they are also anti-dilutive.  Outstanding Common Units have also been excluded from the diluted earnings per share calculation because including such Common Units would also require that the share of GGPLP income attributable to such Common Units be added back to net income therefore resulting in no effect on EPS.

Information related to our EPS calculations is summarized as follows:

	Successor		Predecessor
	Year Ended December 31, 2011	Period from November 10, 2010 through December 31, 2010	Period from January 1, 2010 through November 9, 2010	Year Ended December 31, 2009
	Basic and Diluted	Basic and Diluted	Basic and Diluted	Basic and Diluted
	(In thousands)
Numerators - Basic:
Loss from continuing operations	$(279,788)	$(249,079)	$(635,341)	$(523,441)
Allocation to noncontrolling interests	(6,331)	1,843	13,572	19,911
Loss from continuing operations - net of noncontrolling interests	(286,119)	(247,236)	(621,769)	(503,530)

Discontinued operations	(27,093)	(7,005)	(577,067)	(781,275)
Allocation to noncontrolling interests	40	25	13,078	116
Discontinued operations - net of noncontrolling interests	(27,053)	(6,980)	(563,989)	(781,159)

Net (loss) income	(306,881)	(256,084)	(1,212,408)	(1,304,716)
Allocation to noncontrolling interests	(6,291)	1,868	26,650	20,027
Net loss attributable to common stockholders	$(313,172)	$(254,216)	$(1,185,758)	$(1,284,689)

Numerators - Diluted:
Loss from continuing operations - net of noncontrolling interests	$(286,119)	$(247,236)	$(621,769)	$(503,530)
Exclusion of warrant adjustment	(55,042)	—	—	—
Diluted loss from continuing operations	$(341,161)	$(247,236)	$(621,769)	$(503,530)

Net loss attributable to common stockholders	$(313,172)	$(254,216)	$(1,185,758)	$(1,284,689)
Exclusion of warrant adjustment	(55,042)	—	—	—
Diluted net loss attributable to common stockholders	$(368,214)	$(254,216)	$(1,185,758)	$(1,284,689)

Denominators:
Weighted average number of common shares outstanding - basic	943,669	945,248	316,918	311,993
Effect of dilutive securities	37,467	—	—	—
Weighted average number of common shares outstanding - diluted	981,136	945,248	316,918	311,993